Financial risk management - Summary of Financial Liabilities Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	S/ 207,084	S/ 102,288
Net amounts of financial liabilities presented in the consolidated statement of financial position	207,084	102,288
Financial instruments (including non-cash guarantees)	(31,633)	(30,231)
Cash guarantees pledged	(93,021)	(21,568)
Net amount	82,430	50,489
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	207,084	102,288
Net amounts of financial liabilities presented in the consolidated statement of financial position	207,084	102,288
Financial instruments (including non-cash guarantees)	(31,633)	(30,231)
Cash guarantees pledged	(93,021)	(21,568)
Net amount	S/ 82,430	S/ 50,489